Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Short-Term Borrowings (Repurchase Agreements)
Short-term borrowings (repurchase agreements) of the Company were cash management accounts as follows:

(dollars in thousands)	2025	2024	2023

Amount outstanding at December 31,	$120,054	$84,781	$88,990
Maximum amount outstanding at any month end	120,054	102,954	134,293
Average amount outstanding	89,816	89,707	114,639
Weighted average interest rate:
For the year	0.99%	0.88%	0.88%
As of year end	1.40	0.88	0.86